DUAL-CLASS ORDINARY SHARES STRUCTURE (Details)	May 06, 2019 Vote	Jun. 30, 2021 shares	Dec. 31, 2020 shares
Class of Warrant or Right [Line Items]
Ordinary shares, shares issued		580,596,665
Ordinary shares, shares outstanding		580,596,665
Class A Ordinary Shares
Class of Warrant or Right [Line Items]
Votes per share | Vote	1
Ordinary shares, shares issued		566,989,331	247,090,351
Ordinary shares, shares outstanding		566,989,331	247,090,351
Class B ordinary shares
Class of Warrant or Right [Line Items]
Votes per share | Vote	50
Ordinary shares, shares issued		13,607,334	12,942,011
Ordinary shares, shares outstanding		13,607,334	12,942,011